UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Abrams Bison Investments, L.L.C.

Address: 4800 Hampden Lane, Suite 1050
         Bethesda, MD 20814


13F File Number: 028-11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gavin M. Abrams
Title:  Managing Member
Phone:  (301) 657 5925


Signature, Place and Date of Signing:

   /s/ Gavin M. Abrams          Bethesda, Maryland            August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total:  $288,809
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number               Name

1.         028-11159                          Abrams Bison Partners, L.P.


                                                       FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2   COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6      COLUMN 7       COLUMN 8

                               TITLE                    VALUE    SHRS OR  SH/  PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS    CUSIP       (X$1000)  PRN AMT  PRN  CALL   DISCRETION     MGRS     SOLE     SHARED  NONE
--------------                 --------    -----       --------  -------  ---  ----   ----------     ----     ----     ------  ----
DELL INC                       COM       24702R101     27,305    1988733  SH         SHARED-DEFINED   1        1988733
FIRST AMERN CORP CALIF         COM       318522307     11,536     445225  SH         SHARED-DEFINED   1         445225
GENERAL DYNAMICS CORP          COM       369550108     20,771     375000  SH         SHARED-DEFINED   1         375000
GOODRICH CORP                  COM       382388106     15,990     320000  SH         SHARED-DEFINED   1         320000
HASBRO INC                     COM       418056107     36,360    1500000  SH         SHARED-DEFINED   1        1500000
HEIDRICK & STRUGGLES INTL IN   COM       422819102     23,725    1300000  SH         SHARED-DEFINED   1        1300000
NVR INC                        COM       62944T105     12,610      25100  SH         SHARED-DEFINED   1          25100
NEWS CORP                      CL B      65248E203     23,223    2197052  SH         SHARED-DEFINED   1        2197052
PFIZER INC                     COM       717081103     17,250    1150000  SH         SHARED-DEFINED   1        1150000
PIONEER NAT RES CO             COM       723787107     27,051    1060816  SH         SHARED-DEFINED   1        1060816
PIONEER NAT RES CO             COM       723787107     12,750     500000      CALL   SHARED-DEFINED   1         500000
RENAISSANCERE HOLDINGS LTD     COM       G7496G103     40,986     880657  SH         SHARED-DEFINED   1         880657
UNITEDHEALTH GROUP INC         COM       91324P102     14,059     562828  SH         SHARED-DEFINED   1         562828
VALERO ENERGY CORP NEW         COM       91913Y100      5,193     307450  SH         SHARED-DEFINED   1         307450









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